INCOME TAXES - Non-capital loss carry forwards (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Non-capital loss carry forwards	$ 80,673,000
Capital loss carry forwards	24,830,000	$ 18,630,000
2028
INCOME TAXES
Non-capital loss carry forwards	71,000
2029
INCOME TAXES
Non-capital loss carry forwards	41,000
2030
INCOME TAXES
Non-capital loss carry forwards	95,000
2031
INCOME TAXES
Non-capital loss carry forwards	313,000
2032
INCOME TAXES
Non-capital loss carry forwards	408,000
2033
INCOME TAXES
Non-capital loss carry forwards	562,000
2034
INCOME TAXES
Non-capital loss carry forwards	421,000
2035
INCOME TAXES
Non-capital loss carry forwards	480,000
2036
INCOME TAXES
Non-capital loss carry forwards	1,180,000
2037
INCOME TAXES
Non-capital loss carry forwards	1,323,000
2038
INCOME TAXES
Non-capital loss carry forwards	2,432,000
2039
INCOME TAXES
Non-capital loss carry forwards	2,412,000
2040
INCOME TAXES
Non-capital loss carry forwards	2,562,000
2041
INCOME TAXES
Non-capital loss carry forwards	10,101,000
2042
INCOME TAXES
Non-capital loss carry forwards	12,651,000
2043
INCOME TAXES
Non-capital loss carry forwards	13,228,000
2044
INCOME TAXES
Non-capital loss carry forwards	16,039,000
2045
INCOME TAXES
Non-capital loss carry forwards	$ 16,354,000